Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

The following information supplements similar information found in the "Management Contracts" section beginning on page 72.

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes VIP Contrafund Portfolio ($2,983 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Lempel was none.

VIPIS2B-13-01  June 7, 2013
1.483795.166

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio,
Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio,
Growth Stock Portfolio, Growth Strategies Portfolio, High Income Portfolio, Mid Cap Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Investor Class

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
and Variable Insurance Products Fund III

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

The following information supplements similar information found in the "Management Contracts" section beginning on page 58.

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes VIP Contrafund Portfolio ($2,983 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Lempel was none.

VIPINVB-13-01  June 7, 2013
1.825687.133

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Initial Class R, Service Class R, and Service Class 2 R

Funds of Variable Insurance Products Fund and Variable Insurance Products Fund II,

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

The following information supplements similar information found in the "Management Contracts" section beginning on page 57.

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes VIP Contrafund Portfolio ($2,983 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of April 30, 2013, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Lempel was none.

VIPIS2RB-13-01  June 7, 2013
1.782248.121